TAXES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Taxes Payable
SCHEDULE OF TAX PAYABLE

Taxes payable consisted of the following at September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023
Value-added	$64,476	$6,439
Income	30,389	29,998
City construction	4,838	1,423
Education	3,487	1,024
Other	8,162	10,365
Taxes payable	$111,352	$49,249

Taxes payable consisted of the following at December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Value-added	$6,439	$56,806
Income	29,998	30,919
City construction	1,423	3,746
Education	1,024	2,184
Other	10,365	10,445
Taxes payable	$49,249	$104,100